Sales and Receivable Concentration (Tables)	12 Months Ended
Jul. 03, 2016
Segment Reporting Information Receivable [Abstract]
Sales to Largest Customers

Sales to our largest customers were as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 3, 2016		June 28, 2015		June 29, 2014
	Net Sales	%	Net Sales	%	Net Sales	%
Fiat Chrysler Automobiles	$115,858	29%	$116,914	28%	$117,502	34%
General Motors Company	79,893	20%	105,809	26%	79,526	23%
Ford Motor Company	57,317	14%	45,415	11%	46,619	13%
	$253,068	63%	$268,138	65%	$243,647	70%

Receivables from Largest Customers

Receivables from our largest customers were as follows (thousands of dollars and percent of gross receivables):

	July 3, 2016		June 28, 2015
	Receivables	%	Receivables	%
Fiat Chrysler Automobiles	$18,103	28%	$17,060	29%
General Motors Company	13,090	21%	8,751	15%
Ford Motor Company	6,863	11%	7,340	12%
	$38,056	60%	$33,151	56%